Fair Value Liabilities - Summary of Change in the Value of the Fair Value Level 3 Liabilities (Detail) - Fair Value, Inputs, Level 3 [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Balance at beginning of period	$ 85,603,603	$ 43,181,472	$ 9,998,636
Issuance of warrants, options, preferred stock and convertible note	0	205,441,709	56,026,979
Exercise and expiration of warrants, options, convertible notes, preferred stock and unit purchase option	(19,454,397)	(29,828,395)	(42,558,951)
Change in fair value of warrants, options, conversion feature and preferred stock	(38,916,260)	(133,191,183)	19,714,808
Balance at end of period	27,232,947	85,603,603	43,181,472
Common Stock Warrants [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Balance at beginning of period	4,121,836	26,592,532	9,998,636
Issuance of warrants, options, preferred stock and convertible note	0	112,770,932	39,372,885
Exercise and expiration of warrants, options, convertible notes, preferred stock and unit purchase option	0	(19,304,203)	(42,558,951)
Change in fair value of warrants, options, conversion feature and preferred stock	(4,120,309)	(115,937,425)	19,779,962
Balance at end of period	1,527	4,121,836	26,592,532
Conversion Feature Of Notes [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Balance at beginning of period	75,826,761	16,588,940	0
Issuance of warrants, options, preferred stock and convertible note	0	80,599,528	16,654,094
Exercise and expiration of warrants, options, convertible notes, preferred stock and unit purchase option	(19,454,397)	(7,082,033)	0
Change in fair value of warrants, options, conversion feature and preferred stock	(40,332,596)	(14,279,674)	(65,154)
Balance at end of period	16,039,768	75,826,761	16,588,940
Series F Preferred Stock
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Balance at beginning of period	5,655,006	0	0
Issuance of warrants, options, preferred stock and convertible note	0	12,071,249	0
Exercise and expiration of warrants, options, convertible notes, preferred stock and unit purchase option	0	(3,442,159)	0
Change in fair value of warrants, options, conversion feature and preferred stock	5,536,645	(2,974,084)	0
Balance at end of period	$ 11,191,652	$ 5,655,006	$ 0